Condensed Statements of Changes in Stockholders' Equity (Deficit) (Unaudited) (Parentheticals)	3 Months Ended
Mar. 31, 2021 $ / shares
Statement of Stockholders' Equity [Abstract]
Forfeiture of common stock par value	$ 0.0001